Consolidated Statements of Financial Position (Parenthetical) ¥ in Millions	Mar. 31, 2025 JPY (¥)
Statement of financial position [abstract]
Assets pledged that secured parties are permitted to sell or repledge amount current	¥ 131,544
Assets pledged that secured parties are permitted to sell or repledge amount noncurrent	¥ 2,797,194